Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000086684
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	2.37%	4.07%	3.35%
C000086685
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	4.04%	3.97%	3.07%
C000086686
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000086684
Average Annual Return [Line Items]
Average Annual Return, Percent	5.86%	4.76%	3.69%
Without Sales Load [Member] | C000086685
Average Annual Return [Line Items]
Average Annual Return, Percent	5.04%	3.97%	3.07%
Without Sales Load [Member] | C000086686
Average Annual Return [Line Items]
Average Annual Return, Percent	6.11%	5.03%	3.95%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%	2.29%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%	2.29%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%	2.29%
EATON VANCE Index: ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index
Average Annual Return, Percent	6.42%	3.59%	3.07%
EATON VANCE Index: ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index
Average Annual Return, Percent	6.42%	3.59%	3.07%
EATON VANCE Index: ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index
Average Annual Return, Percent	6.42%	3.59%	3.07%